Fees Summary	Nov. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,383,000
Previously Paid Amount	0.00
Total Fee Amount	4,651.64
Total Offset Amount	0.00
Net Fee	4,651.64
Narrative - Max Aggregate Offering Price	$ 30,383,000
Final Prospectus	true